CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total revenue	$ 4,208	$ 9,384
Cost and operating expenses
Cost of product revenue	5,233	1,718
Research and development	37,041	28,084
Selling, general, and administrative	67,619	56,226
Total cost and operating expenses	109,893	86,028
Loss from operations	(105,685)	(76,644)
Other income (expenses):
Interest and other (expense) income, net	(4,144)	(1,767)
Change in estimated fair value of earn-out liabilities	47,038	0
Change in estimated fair value of warrant liabilities	(298)	(795)
Loss on extinguishment of debt	0	(998)
Loss on issuance of legacy convertible preferred stock	(2,053)	(16,819)
Total other income (expense)	40,543	(20,379)
Net loss	(65,142)	(97,023)
Unrealized (loss) gain on short-term investments	(1)	(29)
Comprehensive loss	(65,143)	(97,052)
Loss on repurchase of convertible preferred stock	0	(11,053)
Net loss attributable to common shareholders	(65,142)	(108,076)
Net loss attributable to common shareholders	$ (65,142)	$ (108,076)
Earnings Per Share [Abstract]
Diluted (in dollars per share)	$ (0.57)	$ (1.21)
Basic (in dollars per share)	$ (0.57)	$ (1.21)
Weighted average common shares outstanding:
Weighted-average common shares outstanding, diluted (in shares)	113,328,450	89,216,091
Weighted-average common shares outstanding, basic (in shares)	113,328,450	89,216,091
Product revenue
Revenue
Total revenue	$ 3,748	$ 149
Collaboration and license revenue
Revenue
Total revenue	$ 460	$ 9,235